Convertible bonds (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Debt [Line Items]
Schedule of convertible bonds

	December 31,
	2025	2024
	US$	US$

Convertible Promissory Note - A	-	1,750,000
Convertible Promissory Note - B	4,599,488
Net carrying amount	4,599,488	1,750,000
Less: maturing within one year	-	-
Mature after one year	4,599,488	1,750,000

Convertible Note [Member]
Short-Term Debt [Line Items]
Schedule of assumptions used in determining the fair value

As of August 31, 2024, and December 31, 2024, the key assumptions used in the valuation were as follows:

Key Assumptions	August 31, 2024	December 31, 2024
Stock Price (USD)	6.28	1.80
Risk-Free Rate (%)	4.11	4.09
Volatility Rate (%)	36.86	47.23
Bond Yield (%)	15.55	13.90

As of October 8, 2025, and December 31, 2025, the key assumptions used in the valuation were as follows:

Key Assumptions	October 8, 2025	December 31, 2025
Stock Price (USD)	1.73	1.79
Risk-Free Rate (%)	3.517	3.413
Volatility Rate (%)	118.87	122.11
Bond Yield (%)	15.87	20.4